DISTRIBUTIONS	6 Months Ended
Jun. 30, 2019
Distributions [Abstract]
DISTRIBUTIONS
DISTRIBUTIONS
For the three and six-month periods ended June 30, 2019, distributions to partnership and Exchange LP unitholders were $200 million and $400 million, respectively, (2018: $185 million and $370 million). This represents a quarterly distribution of $0.5025 and $1.005, respectively, per partnership unit (2018: $0.47 and $0.94 per partnership unit), a 7% increase from December 31, 2018.
Additionally, incentive distributions were made to the special general partner of $38 million and $76 million for the three and six-month periods ended June 30, 2019, respectively (2018: $34 million and $68 million).
For the three and six-month periods ended June 30, 2019, our partnership declared and paid preferred unit distributions of $13 million and $25 million, respectively (2018: $10 million and $19 million). This represented a distribution of $0.26 and $0.50, respectively, per preferred unit (2018: $0.25 and $0.48 per preferred unit).